Consolidated Balance Sheets - CAD	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	CAD 490,496	CAD 7,085,803
Short term investments	1,453,091	2,055,478
Restricted cash (Note 3)		75,000
Accounts receivable	205,952	810,400
Work-in-progress		404,840
Prepaid expenses and deposits	166,802	260,397
Total current assets	2,316,341	10,691,918
Long term assets
Property and equipment (Note 4)	3,348,557	3,678,985
Intellectual property (Note 5)	23,024,268	24,709,000
Total assets	28,689,166	39,079,903
Current liabilities
Accounts payable and accrued liabilities (Note 6)	575,964	1,163,783
Income taxes payable	98	1,253,126
Deferred revenue (Note 16)		706,722
Current portion of capital lease obligation (Note 7)	36,769	34,159
Net current liabilities	612,831	3,157,790
Long-term liabilities
Capital lease obligation (Note 7)	124,697	161,466
Asset retirement obligation (Note 8)	55,240	51,240
Deferred charges (Note 15)	84,838	87,756
Total long term liabilities	264,775	300,462
Total liabilities	877,606	3,458,252
Shareholders' equity:
Common shares (Note 9): - authorized unlimited Issued: 53,856,509 (2015 - 53,306,109) common shares	85,966,393	85,051,553
Contributed capital	7,613,719	7,239,089
Deficit	(66,479,488)	(57,379,926)
Accumulated other comprehensive income	710,935	710,935
Net Shareholders' equity	27,811,560	35,621,651
Total Liabilities and Shareholders' equity	CAD 28,689,166	CAD 39,079,903